Financial assets at amortized cost - Summary of Loans by Economic Activity (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 7,697,414,126	$ 4,400,808,706
Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	3,581,881,548	2,078,016,826
Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	1,124,032,766	511,205,205
Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	618,688,195	359,860,610
Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	163,643,647	323,000,457
Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	421,773,750	216,039,319
Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	104,785,952	81,314,455
Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	111,681,854	72,972,450
Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	60,235,154	35,782,960
Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	44,240,516	28,320,871
Electricity, oil,water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	136,495,756	23,661,676
Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	964,726	316,209
Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	1,328,990,262	670,317,668
Performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 7,584,595,804	$ 4,324,140,574
Loan portfolio, percentage	100.00%	100.00%
Performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 3,481,793,760	$ 2,014,879,775
Loan portfolio, percentage	45.91%	46.60%
Performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,119,865,854	$ 504,469,152
Loan portfolio, percentage	14.77%	11.67%
Performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 617,831,686	$ 359,287,744
Loan portfolio, percentage	8.15%	8.31%
Performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 163,529,011	$ 322,806,208
Loan portfolio, percentage	2.16%	7.47%
Performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 420,625,247	$ 214,729,088
Loan portfolio, percentage	5.55%	4.97%
Performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 104,280,882	$ 81,031,633
Loan portfolio, percentage	1.37%	1.87%
Performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 111,440,083	$ 72,552,135
Loan portfolio, percentage	1.47%	1.68%
Performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 60,235,154	$ 35,782,960
Loan portfolio, percentage	0.79%	0.83%
Performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 43,967,749	$ 27,733,253
Loan portfolio, percentage	0.58%	0.64%
Performing | Electricity, oil,water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 136,383,301	$ 23,655,781
Loan portfolio, percentage	1.80%	0.55%
Performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 960,927	$ 313,391
Loan portfolio, percentage	0.01%	0.01%
Performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,323,682,150	$ 666,899,454
Loan portfolio, percentage	17.44%	15.40%
Non-performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 112,818,322	$ 76,668,132
Loan portfolio, percentage	100.00%	100.00%
Non-performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 100,087,788	$ 63,137,051
Loan portfolio, percentage	88.72%	82.35%
Non-performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 4,166,912	$ 6,736,053
Loan portfolio, percentage	3.69%	8.79%
Non-performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 856,509	$ 572,866
Loan portfolio, percentage	0.76%	0.75%
Non-performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 114,636	$ 194,249
Loan portfolio, percentage	0.10%	0.25%
Non-performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,148,503	$ 1,310,231
Loan portfolio, percentage	1.02%	1.71%
Non-performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 505,070	$ 282,822
Loan portfolio, percentage	0.45%	0.37%
Non-performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 241,771	$ 420,315
Loan portfolio, percentage	0.21%	0.55%
Non-performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 0	$ 0
Loan portfolio, percentage	0.00%	0.00%
Non-performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 272,767	$ 587,618
Loan portfolio, percentage	0.24%	0.77%
Non-performing | Electricity, oil,water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 112,455	$ 5,895
Loan portfolio, percentage	0.10%	0.01%
Non-performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 3,799	$ 2,818
Loan portfolio, percentage	0.01%	0.01%
Non-performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 5,308,112	$ 3,418,214
Loan portfolio, percentage	4.70%	4.44%